Segmental information	6 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segmental information	Segmental information
The segmental information presented is consistent with management reporting provided to the Executive Committee (the chief operating decision maker).
The Executive Committee considers the business principally from a geographical perspective based on the location of third-
party sales and the business analysis is presented by geographical segment. In addition to these geographical selling segments, a further segment reviewed by the Executive Committee is the Supply Chain and Procurement (SC&P) segment, which manufactures products for other group companies and includes production sites in the United Kingdom, Ireland, Italy,
Guatemala and Mexico, and comprises the global procurement function.
The group's operations also include the Corporate segment. Corporate costs are in respect of central costs, including finance, marketing, corporate relations, human resources and legal, as well as certain information systems, facilities and employee costs that are not allocable to the geographical segments or to the SC&P.
Diageo uses shared services operations to deliver transaction processing activities for markets and operational entities. These centres are located in India, Hungary, Colombia and the Philippines. These captive business service centres also perform certain central finance activities, including elements of financial planning and reporting, treasury and HR services. The costs of shared services operations are recharged to the regions.
For planning and management reporting purposes, Diageo uses budgeted exchange rates that are set at the prior year's weighted average exchange rate. In order to ensure a consistent basis on which performance is measured through the year, prior period results are also restated to the budgeted exchange rate. Segmental information for net sales and operating profit before exceptional items are reported on a consistent basis with management reporting. The adjustments required to retranslate the segmental information to actual exchange rates and to reconcile it to the group’s reported results are shown in the tables below.
The comparative segmental information, prior to retranslation, has not been restated at the current year’s budgeted exchange rates but is presented at the budgeted rates for the respective year.
In addition, for management reporting purposes, Diageo presents the result of acquisitions and disposals completed in the current and prior year separately from the results of the geographical segments. The impact of acquisitions and disposals on net sales and operating profit is disclosed under the appropriate geographical segments in the tables below at budgeted exchange rates.
(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
Six months ended 31 December 2023	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	4,411	4,349	3,564	1,442	1,352	1,842	(1,842)	15,118	63	15,181
Net sales
At budgeted exchange rates(1)	4,077	2,356	2,226	1,004	1,115	1,797	(1,742)	10,833	61	10,894
Acquisitions and disposals	2	25	24	—	65	—	—	116	—	116
SC&P allocation	7	34	6	6	2	(55)	—	—	—	—
Retranslation to actual exchange rates	(2)	11	(50)	59	(211)	100	(100)	(193)	2	(191)
Hyperinflation	—	139	—	—	4	—	—	143	—	143
Net sales	4,084	2,565	2,206	1,069	975	1,842	(1,842)	10,899	63	10,962
Operating profit/(loss)
At budgeted exchange rates(1)	1,672	784	729	337	245	(14)	—	3,753	(144)	3,609
Acquisitions and disposals	(12)	(6)	7	—	15	—	—	4	—	4
SC&P allocation	(7)	(4)	(1)	(2)	—	14	—	—	—	—
Fair value remeasurements	23	—	—	(24)	—	—	—	(1)	—	(1)
Retranslation to actual exchange rates	49	25	(46)	5	(120)	—	—	(87)	(3)	(90)
Hyperinflation	—	(2)	—	—	(10)	—	—	(12)	—	(12)
Operating profit/(loss) before exceptional items	1,725	797	689	316	130	—	—	3,657	(147)	3,510
Exceptional operating items	(182)	(11)	—	—	—	—	—	(193)	—	(193)
Operating profit/(loss)	1,543	786	689	316	130	—	—	3,464	(147)	3,317
Non-operating items										(60)
Net finance charges										(431)
Share of after tax results of associates and joint ventures										253
Profit before taxation										3,079

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
Six months ended 31 December 2022	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million	Re- presented $ million
Sales	4,540	4,055	3,741	1,646	1,578	1,939	(1,939)	15,560	51	15,611
Net sales
At budgeted exchange rates(1)	4,144	2,432	2,310	1,332	1,228	2,125	(2,086)	11,485	58	11,543
Acquisitions and disposals	17	9	47	4	—	—	—	77	—	77
SC&P allocation	4	25	4	5	1	(39)	—	—	—	—
Retranslation to actual exchange rates	(16)	(241)	(192)	(42)	(116)	(147)	147	(607)	(7)	(614)
Hyperinflation	—	114	—	—	—	—	—	114	—	114
Net sales	4,149	2,339	2,169	1,299	1,113	1,939	(1,939)	11,069	51	11,120
Operating profit/(loss)
At budgeted exchange rates(1)	1,687	845	747	545	284	52	—	4,160	(211)	3,949
Acquisitions and disposals	(9)	3	7	—	—	—	—	1	—	1
SC&P allocation	12	29	3	7	1	(52)	—	—	—	—
Fair value remeasurements	18	(1)	—	—	—	—	—	17	—	17
Retranslation to actual exchange rates	(18)	(83)	(53)	(14)	(70)	—	—	(238)	14	(224)
Hyperinflation	—	27	—	—	—	—	—	27	—	27
Operating profit/(loss) before exceptional items	1,690	820	704	538	215	—	—	3,967	(197)	3,770
Exceptional operating items	(31)	17	(25)	—	—	—	—	(39)	—	(39)
Operating profit/(loss)	1,659	837	679	538	215	—	—	3,928	(197)	3,731
Non-operating items										19
Net finance charges										(345)
Share of after tax results of associates and joint ventures										202
Profit before taxation										3,607
(1)These items represent the IFRS 8 performance measures for the geographical and SC&P segments.
(i)The net sales figures for SC&P reported to the Executive Committee primarily comprise inter-segment sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the SC&P segment to the geographical segments, inter-segment sales are not material.
(ii)Approximately 36% of calendar year net sales occurred in the last four months of 2023.
(b) Category and geographical analysis

	Category analysis					Geographical analysis
	Spirits $ million	Beer $ million	Ready to drink $ million	Other $ million	Total $ million	United States $ million	India $ million	Great Britain $ million	Rest of world $ million	Total $ million
Six months ended 31 December 2023
Sales(1)	12,409	2,063	496	213	15,181	4,158	1,687	1,571	7,765	15,181
Six months ended 31 December 2022
Sales(1) (re-presented)	12,904	2,008	564	135	15,611	4,268	1,886	1,373	8,084	15,611
(1)The geographical analysis of sales is based on the location of third-party sales.